SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
Reconciliation of Basic and Diluted Net Income Per Share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2019	2018	2017
	(In thousands, except per share amounts)

Net income	$46,435	$39,839	$20,475

Weighted average shares outstanding (1)	22,894	23,412	21,327
Stock units for deferred compensation plan for non-employee directors	132	128	121
Effect of stock options	115	176	142
Performance share units	42	53	60
Weighted average shares outstanding for calculation of diluted earnings per share	23,183	23,769	21,650

Net income per common share
Basic (1)	$2.03	$1.70	$0.96
Diluted	$2.00	$1.68	$0.95

(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.